Cover	Oct. 30, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Oct. 30, 2026
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common shares, without par value
Trading Symbol	PEBO
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Incorporation, State or Country Code	OH
Entity File Number	000-16772
Entity Tax Identification Number	31-0987416
Entity Address, City or Town	Marietta,
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	45750-0738
Entity Address, Address Line One	138 Putnam Street, PO Box 738
City Area Code	(740)
Local Phone Number	373-3155
Entity Central Index Key	0000318300
Amendment Flag	false
Entity Registrant Name	PEOPLES BANCORP INC.